BARCLAYS GLOBAL INVESTORS FUNDS

Supplement, dated August 14, 2009,

to the Prospectuses and Statement of Additional Information (“SAI”), dated May 1, 2009 for the Class I, R and S Shares of the LifePath Portfolios

of Barclays Global Investors Funds

The information in this Supplement updates information in the Prospectuses and SAI, supersedes any contrary information in the Prospectuses and SAI or any prior supplement,

and should be read in conjunction with the Prospectuses and SAI.

Effective August 14, 2009, all references (other than historical references) in the Prospectuses and SAI to the names of the iShares S&P National Municipal Bond Fund (the “Underlying Fund”) and the S&P National Municipal Bond Index (the “Underlying Index”) are changed as follows:

Former Name		New Name
Underlying Fund:	iShares S&P National Municipal Bond Fund	iShares S&P National AMT-Free Municipal Bond Fund
Underlying Index:	S&P National Municipal Bond Index	S&P National AMT-Free Municipal Bond Index

BGF-A-LP-0809

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE